FINANCIAL INSTRUMENTS - Currency Exchange Risk (Details) - Exchange rate risk $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Canadian dollar option contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 35.1
Increase of 10%, sensitivity analysis	89.5
Decrease of 10%, sensitivity analysis	$ (4.3)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Assets			$ 1.4	$ 35.1
Liabilities			0.0	0.0
Accumulated cash flow hedge fair value reserve (before tax)			(1.0)	32.7
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments		$ 32.7	(1.0)
Fair value changes used for calculating hedge ineffectiveness, Hedged items		(32.7)	1.0
Cash flow hedges | Canadian dollar option contracts
Disclosure of detailed information about hedging instruments [line items]
Assets			1.4	26.2
Liabilities			0.0	0.0
Accumulated cash flow hedge fair value reserve (before tax)			0.0	23.8
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments		23.8	0.0
Fair value changes used for calculating hedge ineffectiveness, Hedged items		(23.8)	0.0
Cash flow hedges | Canadian dollar forward contracts
Disclosure of detailed information about hedging instruments [line items]
Assets			0.0	8.9
Liabilities			0.0	0.0
Accumulated cash flow hedge fair value reserve (before tax)			0.1	$ 8.9
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments		8.9	0.1
Fair value changes used for calculating hedge ineffectiveness, Hedged items		$ (8.9)	(0.1)
Cash flow hedges | Euro option contracts
Disclosure of detailed information about hedging instruments [line items]
Assets			0.0
Liabilities			0.0
Accumulated cash flow hedge fair value reserve (before tax)			(1.1)
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments			(1.1)
Fair value changes used for calculating hedge ineffectiveness, Hedged items			$ 1.1